Other Assets (Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventories	$ 38.8	$ 35.9
Prepaid expenses	66.1	55.0
Other non-trade receivables	34.6	57.0
Reinsurance receivable	12.5	12.4
Income tax receivable	78.5	101.6
Other current assets	4.5	1.5
Total	$ 235.0	$ 263.4